Business Combinations (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
SBG [Member]
Schedule of Business Acquisitions, by Acquisition

The following summarizes our allocation of the purchase price for the acquisition:

Cash and cash equivalents	$72,442
Accounts receivable	311,586
Inventory	21,415
Property and equipment	38,110
Goodwill	9,448,832
Accounts payable, accrued expenses and other liabilities	719,221
Purchase price	$9,173,164

The following summarizes our allocation of the purchase price for the acquisition:

Cash and cash equivalents	$72,442
Accounts receivable	$311,586
Inventory	$21,415
Property and equipment	$38,110
Goodwill	$9,448,832
Accounts payable, accrued expenses and other liabilities	$719,221
Purchase price	$9,173,164

Purchase Accounting [Member]
Schedule of Business Acquisitions, by Acquisition

The following summarizes our allocation of the purchase price for the acquisition:

Purchase Accounting
Accounts receivable, net	88,131
Other current assets	11,236
Inventory	273,951
Property and equipment, net	663,273
License agreement, net	222,095
Goodwill	5,672,823
Total identifiable assets	6,931,509

Accounts payable and accrued expenses	882,279
Note payable	69,212
Equity	5,980,000
Total liabilities and equity	6,931,509

The following summarizes our allocation of the purchase price for the acquisition:

Purchase Accounting
Accounts receivable, net	88,131
Other current assets	11,236
Inventory	273,951
Property and equipment, net	663,273
License agreement, net	222,095
Goodwill	5,672,823
Total identifiable assets	6,931,509

Accounts payable and accrued expenses	882,279
Note payable	69,212
Equity	5,980,000
Total liabilities and equity	6,931,509